Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	17.29%	13.79%	14.65%
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.74%	12.64%	14.07%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.74%	10.62%	12.18%